Derivatives Instruments (Notional Volumes of Outstanding Derivatives Designated for Regulatory Deferral) (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($) MMBTU MWh T
Commodity swaps and forwards | Coal | 2025
Derivative [Line Items]
Coal (metric tonnes) | T	1
Commodity swaps and forwards | Coal | 2026-2027
Derivative [Line Items]
Coal (metric tonnes) | T	0
Commodity swaps and forwards | Natural gas | 2025
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh	21
Commodity swaps and forwards | Natural gas | 2026-2027
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh	23
Commodity swaps and forwards | Power | 2025
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | MWh	1
Commodity swaps and forwards | Power | 2026-2027
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh | MWh	0
Physical natural gas purchases | Natural gas | 2025
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh	6
Physical natural gas purchases | Natural gas | 2026-2027
Derivative [Line Items]
Natural Gas (Mmbtu) / Power (MWh) | MWh	0
Foreign Exchange Swaps and Forward Contracts | 2025
Derivative [Line Items]
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle | $	$ 208
Weighted average rate	1.3361
% of USD requirements	50.00%
Foreign Exchange Swaps and Forward Contracts | 2026-2027
Derivative [Line Items]
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle | $	$ 69
Weighted average rate	1.3296
% of USD requirements	17.00%